Item 1. Schedule of Investments

T. ROWE PRICE DIVIDEND GROWTH FUND
Unaudited	September 30, 2005
PORTFOLIO OF INVESTMENTS(1)	Shares	Value
(Cost and value in $ 000s)

COMMON STOCKS 97.6%

CONSUMER DISCRETIONARY 14.2%
Hotels, Restaurants & Leisure 1.7%
Carnival	200,000	9,996
International Game Technology	125,000	3,375
		13,371
Leisure Equipment & Products 0.6%
Mattel	300,000	5,004
		5,004
Media 7.7%
Clear Channel Communications	150,000	4,934
Disney	80,000	1,930
EchoStar Communications, Class A	125,000	3,696
McGraw-Hill	180,000	8,647
Meredith	110,000	5,488
Omnicom	105,000	8,781
Time Warner	650,000	11,772
Tribune	135,000	4,575
Viacom, Class B	275,000	9,078
		58,901
Multiline Retail 2.1%
Family Dollar Stores	300,000	5,961
Target	200,000	10,386
		16,347
Specialty Retail 2.1%
Home Depot	280,000	10,679
Ross Stores	220,000	5,214
		15,893
Total Consumer Discretionary		109,516

CONSUMER STAPLES 7.5%
Beverages 1.0%
PepsiCo	140,000	7,939
		7,939
Food & Staples Retailing 2.1%
Sysco	125,000	3,921
Walgreen	175,000	7,604
Wal-Mart	100,000	4,382
		15,907
Food Products 2.2%
General Mills	160,000	7,712
McCormick	165,000	5,384
Unilever (GBP)	400,000	4,190
		17,286
Household Products 0.3%
Colgate-Palmolive	50,000	2,640
		2,640
Personal Products 0.5%
Estee Lauder, Class A	100,000	3,483
		3,483
Tobacco 1.4%
Altria Group	145,000	10,688
		10,688
Total Consumer Staples		57,943

ENERGY 9.4%
Energy Equipment & Services 2.5%
Baker Hughes	167,500	9,996
Diamond Offshore Drilling	152,500	9,341
		19,337
Oil, Gas & Consumable Fuels 6.9%
BP ADR	130,000	9,211
Chevron	165,000	10,680
ExxonMobil	325,000	20,651
Total ADR	92,500	12,563
		53,105
Total Energy		72,442

FINANCIALS 21.4%
Capital Markets 6.5%
Bank of New York	170,000	5,000
John Nuveen	165,000	6,499
Mellon Financial	230,000	7,353
Morgan Stanley	125,000	6,743
State Street	250,000	12,230
UBS (CHF)	95,000	8,107
Waddell & Reed Financial, Class A	205,000	3,969
		49,901
Commercial Banks 2.8%
Fifth Third Bancorp	80,000	2,938
U.S. Bancorp	345,000	9,688
Wells Fargo	150,000	8,785
		21,411
Consumer Finance 1.2%
American Express	165,000	9,478
		9,478
Diversified Financial Services 2.5%
Citigroup	425,000	19,346
		19,346
Insurance 6.5%
American International Group	117,500	7,280
Axis Capital Holdings	155,000	4,419
Genworth Financial, Class A	240,000	7,738
Hartford Financial Services	97,500	7,524
Marsh & McLennan	300,000	9,117
St. Paul Companies	235,000	10,544
XL Capital	50,000	3,402
		50,024
Real Estate 1.9%
Archstone-Smith Trust, REIT	130,000	5,183
Cousins Properties, REIT	135,000	4,080
Vornado Realty Trust, REIT	57,500	4,980
		14,243
Total Financials		164,403

HEALTH CARE 8.2%
Biotechnology 0.7%
MedImmune *	150,000	5,048
		5,048
Health Care Equipment & Supplies 1.1%
Dentsply International	65,000	3,511
Medtronic	85,000	4,558
		8,069
Health Care Providers & Services 1.3%
Cardinal Health	35,000	2,220
HCA	75,000	3,594
Quest Diagnostics	90,000	4,549
		10,363
Pharmaceuticals 5.1%
Abbott Laboratories	110,000	4,664
Eli Lilly	47,500	2,542
Johnson & Johnson	135,000	8,543
Novartis (CHF)	103,000	5,246
Pfizer	335,000	8,365
Wyeth	220,000	10,179
		39,539
Total Health Care		63,019

INDUSTRIALS & BUSINESS SERVICES 15.7%
Aerospace & Defense 3.4%
General Dynamics	40,000	4,782
Honeywell International	175,000	6,562
Lockheed Martin	122,500	7,477
Rockwell Collins	155,000	7,490
		26,311
Air Freight & Logistics 1.7%
C.H. Robinson Worldwide	47,500	3,046
Expeditors International of Washington	55,000	3,123
UPS, Class B	100,000	6,913
		13,082
Building Products 0.6%
Masco	145,000	4,449
		4,449
Commercial Services & Supplies 1.5%
ARAMARK, Class B	130,000	3,472
Waste Management	265,000	7,582
		11,054
Industrial Conglomerates 5.4%
GE	425,000	14,309
Roper Industries	265,000	10,412
Teleflex	130,000	9,165
Tyco International	275,000	7,659
		41,545
Machinery 1.8%
Danaher	130,000	6,998
Deere	50,000	3,060
Pall	140,000	3,850
		13,908
Road & Rail 1.3%
Union Pacific	140,000	10,038
		10,038
Total Industrials & Business Services		120,387

INFORMATION TECHNOLOGY 11.7%
Communications Equipment 1.3%
Cisco Systems *	200,000	3,586
Nokia ADR	380,000	6,426
		10,012
Computers & Peripherals 1.2%
Dell *	165,000	5,643
Diebold	100,000	3,446
		9,089
Electronic Equipment & Instruments 0.4%
Jabil Circuit *	100,000	3,092
		3,092
IT Services 3.6%
Automatic Data Processing	180,000	7,747
Certegy	135,000	5,403
First Data	265,000	10,600
Paychex	115,000	4,264
		28,014
Semiconductor & Semiconductor Equipment 2.9%
Analog Devices	185,000	6,871
Intel	215,000	5,300
Linear Technology	135,000	5,074
Texas Instruments	100,000	3,390
Xilinx	55,000	1,532
		22,167
Software 2.3%
Jack Henry & Associates	175,000	3,395
Microsoft	540,000	13,894
		17,289
Total Information Technology		89,663

MATERIALS 1.7%
Chemicals 1.0%
Potash Corp./Saskatchewan	33,000	3,080
Sigma Aldrich	75,000	4,804
		7,884
Paper & Forest Products 0.7%
International Paper	185,000	5,513
		5,513
Total Materials		13,397

TELECOMMUNICATION SERVICES 5.5%
Diversified Telecommunication Services 2.1%
Telus (Non-voting shares)	225,000	9,166
Verizon Communications	225,000	7,355
		16,521
Wireless Telecommunication Services 3.4%
Alltel	80,000	5,209
Sprint Nextel	375,000	8,918
Vodafone ADR	450,000	11,686
		25,813
Total Telecommunication Services		42,334

UTILITIES 2.3%
Electric Utilities 0.5%
Pinnacle West Capital	90,000	3,967
		3,967
Gas Utilities 0.5%
AGL Resources	110,000	4,082
		4,082
Multi-Utilities 1.3%
NiSource	400,000	9,700
		9,700
Total Utilities		17,749
Total Common Stocks (Cost $559,596)		750,853

SHORT-TERM INVESTMENTS 2.4%
Money Market Fund 2.4%
T. Rowe Price Reserve Investment Fund, 3.79% #†	18,799,507	18,800
Total Short-Term Investments (Cost $18,800)		18,800

Total Investments in Securities
100.0% of Net Assets (Cost $578,396)		$769,653

(1)	Denominated in U.S. dollars unless otherwise noted
#	Seven-day yield
*	Non-income producing
†	Affiliated company - See Note 3.
ADR	American Depository Receipts
CHF	Swiss franc
GBP	British pound
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DIVIDEND GROWTH FUND
Unaudited	September 30, 2005
NOTES TO PORTFOLIO OF INVESTMENTS

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Dividend Growth Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide increasing dividend income over time, long-term growth of capital, and a reasonable level of current income through investments primarily in dividend-paying stocks.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - FEDERAL INCOME TAXES

At September 30, 2005, the cost of investments for federal income tax purposes was $578,396,000. Net unrealized gain aggregated $191,258,000 at period-end, of which $208,929,000 related to appreciated investments and $17,671,000 related to depreciated investments.

NOTE 3 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the nine months ended September 30, 2005, dividend income from the T. Rowe Price Reserve Funds totaled $546,000, and the value of shares of the T. Rowe Price Reserve Funds held at September 30, 2005 and December 31, 2004 was $18,800,000 and $16,012,000, respectively.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Dividend Growth Fund, Inc.

By	/s/ James S. Riepe
James S. Riepe
Principal Executive Officer

Date	November 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James S. Riepe
James S. Riepe
Principal Executive Officer

Date	November 18, 2005

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	November 18, 2005